UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22704

CAMBRIA ETF TRUST
(Exact name of Registrant as specified in charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

With a Copy to:
Stacy L. Fuller
K&L Gates LLP
1601 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

Item 1.   Schedule of Investments

The Trust’s Schedule of Investments as of the close of the reporting period is prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF● January 31, 2015
(unaudited)

Description	Shares	Value

COMMON STOCK — 100.0%
Australia — 14.3%
Bradken	146,896	$312,199
Cabcharge Australia	167,198	566,213
Decmil Group	469,272	458,488
GUD Holdings	117,646	718,962
Metcash	212,884	241,966
Mineral Resources	76,474	401,267
Myer Holdings	341,309	413,178
OZ Minerals	203,184	612,152
Premier Investments	83,518	667,743
Rio Tinto	12,476	559,056
Seven Group Holdings	97,626	389,890
Skilled Group	197,222	201,134
SMS Management & Technology	164,748	461,723
Toll Holdings	116,467	561,245
Woodside Petroleum	18,590	496,112
Woolworths	23,407	579,107
WorleyParsons	45,664	341,986
		7,982,421
Belgium — 2.0%
Ageas	14,616	500,930
Umicore	14,168	593,722
		1,094,652
Canada — 12.2%
Agrium	6,858	731,675
Canadian Oil Sands	32,036	197,909
Celestica*	61,152	685,295
Genworth MI Canada	19,166	476,925
IGM Financial	11,958	410,394
Labrador Iron Ore Royalty	29,212	398,628
Magna International	7,600	730,215
Metro, Cl A	10,408	823,663
Rogers Sugar	123,312	443,485
Suncor Energy	17,616	525,416
Teck Resources, Cl B	25,278	327,239
Transcontinental, Cl A	39,836	474,320
WestJet Airlines, Cl A	23,078	554,293
		6,779,457
Denmark — 5.0%
FLSmidth	12,158	515,503
TDC	72,649	538,729
Topdanmark*	23,316	781,821
Tryg	8,142	955,795
		2,791,848
Finland — 1.7%
Fortum	26,728	570,827
Ramirent	47,994	396,443
		967,270
France — 5.8%
AXA	23,999	565,562
CNP Assurances	32,278	568,629
GDF Suez	23,293	519,181
Metropole Television	27,678	506,671
Total	10,108	519,700
Vinci	10,271	543,633
		3,223,376
Germany — 4.6%
E.ON	32,128	498,279
Freenet	21,716	649,301

Description	Shares	Value

Hannover Rueck	7,408	$664,992
Muenchener Rueckversicherungs	3,607	725,509
		2,538,081
Guernsey — 1.3%
Friends Life Group	116,782	700,776

Hong Kong — 3.1%
Belle International Holdings	520,706	590,406
Li & Fung	507,956	503,874
Television Broadcasts	98,438	610,770
		1,705,050
Israel — 0.7%
Harel Insurance Investments & Financial Services	93,298	416,008

Italy — 1.0%
Cairo Communication	88,930	566,264

Japan — 10.4%
Autobacs Seven	40,986	603,813
Kirin Holdings	39,386	533,286
Kyokuto Securities	33,178	483,134
Kyudenko	80,738	1,093,878
Marusan Securities Ltd.	73,010	510,442
Nippon Telegraph & Telephone	11,880	710,190
Sanki Engineering	99,788	610,132
Sanshin Electronics	85,480	586,706
Yamato Holdings	27,895	636,147
		5,767,728
Netherlands — 2.0%
BinckBank	60,302	497,429
Koninklijke Ahold	31,140	564,240
Royal Dutch Shell, Cl A	1,044	31,764
		1,093,433
New Zealand — 2.6%
SKYCITY Entertainment Group	197,614	565,030
Tower	532,479	875,533
		1,440,563
Norway — 7.6%
Gjensidige Forsikring	43,133	728,570
Kvaerner	428,310	501,161
Salmar	46,027	711,920
Statoil	27,028	449,190
Telenor	25,278	544,109
TGS Nopec Geophysical	23,866	554,492
Yara International	14,466	754,017
		4,243,459
Portugal — 2.3%
Portucel	116,135	471,385
Sonaecom - SGPS	361,075	793,585
		1,264,970
South Korea — 2.4%
Daeduck Electronics	90,544	769,988
Macquarie Korea Infrastructure Fund	84,912	570,687
		1,340,675
Spain — 1.3%
Duro Felguera	96,638	388,754

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF● January 31, 2015
(unaudited)

Description	Shares/Face Amount	Value

Endesa	17,435	$348,420
		737,174
Sweden — 4.7%
Dios Fastigheter	95,388	717,641
Duni	49,694	735,723
JM	21,766	717,887
TeliaSonera	73,568	453,898
		2,625,149
Switzerland — 3.5%
Adecco	8,190	614,562
Swiss Re	6,686	605,104
Zurich Insurance Group	2,200	731,736
		1,951,402
United Kingdom — 11.5%
Amlin	84,480	620,189
BP	77,660	496,487
Cape	141,520	447,632
Carillion	128,462	662,704
Centrica	112,346	497,157
De La Rue	41,286	322,430
Intermediate Capital Group	92,334	685,635
Kingfisher	112,711	581,958
Ladbrokes	213,292	373,306
Phoenix Group Holdings	49,474	625,206
Vodafone Group	175,474	619,783
WM Morrison Supermarkets	176,310	477,741
		6,410,228
Total Common Stock
(Cost $62,834,208)		55,639,984

TIME DEPOSITS — 9.6%
Brown Brothers Harriman, 0.169%, 02/02/2015	NOK	1,081,927	140,039
Brown Brothers Harriman, 0.100%, 02/02/2015	CAD	366,947	288,775
Brown Brothers Harriman, 0.005%, 02/02/2015	HKD	294,932	38,045
Brown Brothers Harriman, 2.000%, 02/02/2015	NZD	40,462	29,438
Brown Brothers Harriman, 0.005%, 02/02/2015	JPY	189,134,727	1,610,617
Brown Brothers Harriman,0.065%, 02/02/2015	GBP	1,440,102	2,169,089
Brown Brothers Harriman,(0.168)%, 02/02/2015	EUR	414,575	468,468
Brown Brothers Harriman, 0.000%, 02/02/2015	DKK	3,788,280	575,302

Total Time Deposits
(Cost $5,319,773)			5,319,773

Total Investments - 109.6%
(Cost $68,153,981)†	$60,959,757
Other Assets and Liabilities - (9.6)%	(5,351,887)
Net Assets - 100.0%	$55,607,870

Percentages are based on Net Assets.

†	At January 31, 2015, the tax basis cost of the Fund's investments was $68,153,981, and the unrealized appreciation and depreciation were $2,318,643 and $(9,512,867), respectively.
*	Non-income producing security.
CAD — Canadian Dollar
Cl — Class
DKK — Danish Krone
EUR — Euro
GBP — Great British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
Ltd. — Limited
NOK — Norwegian Krone
NZD — New Zealand Dollar

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,639,984	$—	$—	$55,639,984
Time Deposits	—	5,319,773	—	5,319,773
Total Investments in Securities	$55,639,984	$5,319,773	$—	$60,959,757

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-002-0300

Cambria Investment Management
Schedule of Investments ● Cambria Global Asset Allocation ETF● January 31, 2015
(unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 98.9%
Cambria Foreign Shareholder Yield ETF ‡	11,781	$260,723
Cambria Global Value ETF ‡	25,740	490,090
Cambria Shareholder Yield ETF ‡	12,958	395,089
iShares 20+ Year Treasury Bond ETF	2,266	313,841
iShares 7-10 Year Treasury Bond ETF	3,905	431,698
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,454	427,916
iShares MSCI USA Momentum Factor ETF	8,041	543,491
Market Vectors Emerging High Yield Bond ETF	22,506	509,086
Market Vectors Emerging Markets Local Currency Bond ETF	24,607	521,176
Market Vectors International High Yield Bond ETF	10,659	256,349
Schwab U.S. TIPs ETF	7,557	422,588
SPDR Barclays High Yield Bond ETF	7,040	274,138
SPDR Barclays International Corporate Bond ETF	7,854	256,080
SPDR Barclays TIPS ETF	7,326	424,029
United States Commodity Index Fund*	18,051	831,068
Vanguard Emerging Markets Government Bond ETF	8,767	673,393
Vanguard FTSE All World ex-US Small-Capital ETF	2,805	265,690
Vanguard FTSE Developed Markets ETF	13,904	530,438
Vanguard FTSE Emerging Markets ETF	23,254	928,765
Vanguard Global ex-U.S. Real Estate ETF	7,348	403,699
Vanguard Mid-Capital ETF	4,455	539,411
Vanguard REIT ETF	5,137	444,607
Vanguard Short-Term Bond ETF	3,421	276,109
Vanguard Short-Term Corporate Bond ETF	3,432	275,830
Vanguard Total Bond Market ETF	13,321	1,123,626
Vanguard Total International Bond ETF	13,024	704,077
Vanguard Total Stock Market ETF	5,203	536,429
WisdomTree Emerging Markets Equity Income Fund	3,047	126,420
WisdomTree Emerging Markets SmallCap Dividend Fund	6,171	268,253

Total Exchange Traded Funds
(Cost $13,472,378)		13,454,109

Description	Face Amount	Value

TIME DEPOSIT — 1.1%
Brown Brothers Harriman, 0.030%, 02/02/2015	$143,526	$143,526

Total Time Deposit		143,526
(Cost $143,526)

Total Investments - 100.0%
(Cost $13,615,904) †		$13,597,635
Other Assets and Liabilities - 0.0%		$—
Net Assets - 100.0%		$13,597,635

Percentages are based on Net Assets.

†	At January 31, 2015, the tax basis cost of the Fund's investments was $13,615,904, and the unrealized appreciation and depreciation were $145,219 and $(163,488), respectively.
*	Non-income producing security.
‡
Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the period ended January 31, 2015 are as follows:

Value of			Change in		Value of
Shares Held	Purchases	Proceeds	Unrealized	Realized	Shares Held
as of 10/31/14	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 1/31/15
Cambria Foreign Shareholder Yield ETF
$-	$263,438	$-	$(2,715)	$-	$260,723
Cambria Global Value ETF
$-	$508,997	$-	$(18,907)	$-	$490,090
Cambria Shareholder Yield ETF
$-	$403,644	$-	$(8,555)	$-	$395,089

Amounts designated as “-” are $0.

ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depository Receipts
TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,454,109	$—	$—	$13,454,109
Time Deposit	—	143,526	—	143,526
Total Investments in Securities	$13,454,109	$143,526	$—	$13,597,635

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-005-0100

Cambria Investment Management
Schedule of Investments ● Cambria Global Momentum ETF ● January 31, 2015
(unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 100.6%
Cambria Shareholder Yield ETF ‡	59,850	$1,824,826
iShares 20+ Year Treasury Bond ETF	15,350	2,125,975
iShares Global Consumer Staples ETF	18,218	1,660,206
iShares Global Healthcare ETF	18,525	1,888,438
iShares Global Infrastructure ETF	43,025	1,818,667
iShares Global Tech ETF	20,250	1,864,012
iShares Global Utilities ETF	37,250	1,849,835
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,400	1,907,906
iShares Mortgage Real Estate Capped ETF	149,325	1,742,623
iShares Residential Real Estate Capped ETF	32,800	2,091,656
PowerShares Emerging Markets Sovereign Debt Portfolio	63,225	1,819,616
Vanguard Extended Duration Treasury ETF	16,025	2,269,140
Vanguard Mid-Capital ETF	15,400	1,864,632
Vanguard REIT ETF	23,625	2,044,744
Vanguard Total International Bond ETF	35,150	1,900,209
Vanguard Total Stock Market ETF	17,925	1,848,068
WisdomTree Managed Futures Strategy Fund*	42,700	1,888,194
		32,408,747

Total Exchange Traded Funds
(Cost $31,696,244)		32,408,747

Total Investments - 100.6%
(Cost $31,696,244) †		$32,408,747
Other Assets and Liabilities - (0.6)%		(202,081)
Net Assets - 100.0%		$32,206,666

Percentages are based on Net Assets.

*	Non-income producing security.
†	At January 31, 2015, the tax basis cost of the Fund's investments was $31,696,244, and the unrealized appreciation and depreciation were $1,024,473 and $(311,970), respectively.
‡
Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the period ended January 31, 2015 are as follows:

Value of			Change in		Value of
Shares Held	Purchases	Proceeds	Unrealized	Realized	Shares Held
as of 10/31/14	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 1/31/15
Cambria Shareholder Yield ETF
$-	$1,877,782	$-	$(52,956)	$-	$1,824,826

ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust
Amounts designated as “-” are $0.

As of January 31, 2015, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-004-0100

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF ● January 31, 2015
(unaudited)

Description	Shares	Value

COMMON STOCK — 93.6%
Austria — 9.6%
Agrana Beteiligungs	5,928	$469,037
AMAG Austria Metall (A)	21,774	682,037
Erste Group Bank	20,292	440,826
EVN	48,279	533,330
Lenzing	11,970	775,853
OMV	15,903	396,695
Raiffeisen Bank International	21,888	257,227
UNIQA Insurance Group	54,207	459,402
Vienna Insurance Group Wiener Versicherung Gruppe	14,592	620,229
Voestalpine	16,131	575,091
		5,209,727
Brazil — 6.7%
AMBEV	98,325	646,034
Banco do Brasil	79,800	614,430
Banco Santander Brasil	145,407	674,673
Cia Siderurgica Nacional	172,767	267,851
Cosan Industria e Comercio	48,792	446,051
Cosan Logistica*	48,792	39,823
JBS	219,906	937,566
		3,626,428
Czech Republic — 7.3%
CEZ	27,018	633,585
Fortuna Entertainment Group	109,212	551,120
Komercni Banka	2,964	604,568
O2 Czech Republic	47,595	421,066
Pegas Nonwovens	23,427	642,844
Philip Morris CR	1,311	584,288
Unipetrol*	94,620	522,363
		3,959,834
Greece — 5.8%
Athens Water Supply & Sewage	61,845	403,933
Bank of Greece	33,516	367,367
Eurobank Ergasias*	1,140,798	141,801
Hellenic Petroleum*	71,079	301,999
Intralot -Integrated Lottery Systems & Services*	230,679	341,472
Karelia Tobacco	2,394	568,093
Metka	39,330	400,429
Motor Oil Hellas Corinth Refineries	52,668	357,087
Public Power*	45,201	245,169
		3,127,350
Hungary — 4.1%
Magyar Telekom Telecommunications*	487,236	632,501
MOL Hungarian Oil & Gas	12,198	490,344
OTP Bank	39,843	528,808
Richter Gedeon Nyrt	43,320	589,133
		2,240,786
Ireland — 11.3%
Aer Lingus Group	306,945	745,719
CPL Resources	72,105	422,057
CRH	24,738	597,286
FBD Holdings	29,013	365,548
Fyffes	558,144	706,171
Glanbia	47,709	773,622
Kingspan Group	35,454	647,415
Origin Enterprises PLC	72,105	640,419
Smurfit Kappa Group	25,935	634,484
Total Produce	529,644	622,247
		6,154,968

Description	Shares	Value

Israel — 11.7%
CLAL Insurance Enterprise*	36,138	$520,912
Elbit Systems	12,198	750,846
Gazit Globe Ltd.	53,808	682,275
Harel Insurance Investments & Financial Services	116,394	518,991
Israel Chemicals	84,588	608,465
Melisron	26,676	776,915
Migdal Insurance & Financial Holding	424,137	507,374
Paz Oil Ltd.	4,617	592,355
Strauss Group*	39,273	577,889
Teva Pharmaceutical Industries	14,250	811,552
		6,347,574
Italy — 10.2%
Atlantia	28,158	726,414
Enel	134,121	607,133
Eni	29,583	498,087
GTECH Spa	21,660	425,877
Intesa Sanpaolo	226,860	665,999
Pirelli & C.	41,952	596,362
Saipem*	30,495	276,707
Telecom Italia*	607,107	708,666
UniCredit	89,371	528,676
Unipol Gruppo Finanziario	98,667	498,374
		5,532,295
Portugal — 7.3%
Banco Espirito Santo* (B)	318,087	43,132
BANIF - Banco Internacional do Funchal*	46,345,446	314,221
CIMPOR Cimentos de Portugal SGPS	195,852	224,410
Corticeira Amorim SGPS	184,737	697,857
EDP - Energias de Portugal	161,937	617,950
Galp Energia SGPS	43,035	455,365
Portugal Telecom SGPS	159,714	113,880
Semapa-Sociedade de Investimento e Gestao	49,533	582,669
Sonae	399,570	525,560
Teixeira Duarte	485,127	389,216
		3,964,260
Russia — 8.6%
Alrosa AO	692,208	787,982
E.ON Russia JSC	12,288,972	445,397
Gazprom Neft OAO	183,540	417,657
Gazprom OAO	204,459	426,473
Rosneft OAO	108,528	360,999
Sberbank of Russia	315,267	281,203
Severstal OAO	90,972	847,511
Uralkali	161,937	410,303
VTB Bank	708,328,626	708,226
		4,685,751
Spain — 11.0%
Acciona*	9,006	645,714
Banco Bilbao Vizcaya Argentaria	56,564	485,769
Banco Santander	78,609	529,414
CaixaBank	113,209	494,304
Enagas	23,940	760,163
Endesa	21,546	430,574
Ferrovial	33,423	664,147
Gas Natural SDG	27,417	644,406
Iberdrola	109,665	759,387
Mapfre	174,135	587,363
		6,001,241

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF● January 31, 2015
(unaudited)

Description	Shares/Face Amount	Value

Total Common Stock
(Cost $67,525,145)		$50,850,214

PREFERRED STOCK — 4.4%
Brazil — 4.4%
Banco Bradesco	61,161	768,829
Cia Energetica de Minas Gerais	122,778	544,968
Telefonica Brasil	37,848	702,443
Vale	58,767	362,469

Total Preferred Stock (Cost $3,243,333)		2,378,709

TIME DEPOSIT — 1.2%
Brown Brothers Harriman, (0.168)%, 02/02/2015	EUR 561,005	633,932

Total Time Deposit
(Cost $633,932)		633,932

Total Investments - 99.2%
(Cost $71,402,410)†	$53,862,855
Other Assets and Liabilities - 0.8%	459,259
Net Assets - 100.0%	$54,322,114

Percentages are based on Net Assets.

*	Non-income producing security.
†	At January 31, 2015, the tax basis cost of the Fund's investments was $71,402,410, and the unrealized appreciation and depreciation were $642,985 and $(18,182,540), respectively.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)
Security is fair valued by the Fund’s Investment Adviser using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of January 31, 2015 was $43,132 and represents 0.08% of Net Assets.

EUR — Euro
Ltd. — Limited
PLC — Public Limited Company

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$50,807,082	$—	$43,132	$50,850,214
Preferred Stock	2,378,709	—	—	2,378,709
Time Deposit	—	633,932	—	633,932
Total Investments in Securities	$53,185,791	$633,932	$43,132	$53,862,855

‡	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-003-0200

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF● January 31, 2015
(unaudited)

Description	Shares	Value

COMMON STOCK — 100.9%
Consumer Discretionary — 16.8%
Cato, Cl A	35,040	$1,485,696
CBS, Cl B	35,894	1,967,350
Dillard's, Cl A	14,325	1,627,320
Gannett	79,167	2,454,969
Gap	47,840	1,970,530
Home Depot	24,879	2,597,865
Kohl's	37,719	2,252,579
Liberty Interactive, Cl A*	81,303	2,224,450
Lowe's	42,470	2,877,767
Macy's	39,470	2,521,343
Magna International	15,561	1,494,168
Newell Rubbermaid	35,051	1,292,330
O'Reilly Automotive*	15,481	2,900,520
Six Flags Entertainment	50,535	2,170,984
Time Warner	15,691	1,222,800
Visteon*	11,656	1,130,049
Wendy's	265,580	2,799,213
		34,989,933
Consumer Staples — 7.9%
Coca-Cola Enterprises	45,621	1,920,644
CVS Health	29,318	2,877,855
Dr Pepper Snapple Group	34,661	2,678,256
General Mills	38,657	2,028,719
Kimberly-Clark	17,940	1,936,802
Medifast*	81,246	2,574,686
Reynolds American	35,894	2,438,997
		16,455,959
Energy — 5.2%
BP ADR	36,000	1,397,880
Cameron International*	33,981	1,521,669
Hess	17,863	1,205,574
HollyFrontier	38,039	1,366,361
Hugoton Royalty Trust	111,242	849,889
Marathon Petroleum	20,961	1,940,779
Northern Tier Energy (A)	75,807	1,635,157
Phillips 66	13,908	978,010
		10,895,319
Financials — 22.6%
Allstate	39,008	2,722,368
Ameriprise Financial	20,557	2,568,391
Aspen Insurance Holdings	44,114	1,911,019
Assurant	30,880	1,961,189
Axis Capital Holdings	48,667	2,477,150
Chubb	22,356	2,188,653
CIT Group	49,279	2,159,406
Comerica	45,210	1,876,215
Everest Re Group	14,443	2,475,241
Fifth Third Bancorp	97,818	1,692,251
Gladstone Capital	216,136	1,601,568
Huntington Bancshares	207,098	2,075,122
Legg Mason	53,688	2,976,463
LPL Financial Holdings	45,718	1,881,296
Montpelier Re Holdings	71,506	2,512,006
PartnerRe	18,221	2,084,482
Platinum Underwriters Holdings	31,781	2,346,391
RenaissanceRe Holdings	18,495	1,768,677
State Street	31,233	2,233,472
Travelers	25,461	2,617,900
Unum Group	61,239	1,902,083
WR Berkley	25,003	1,224,897
		47,256,240

Description	Shares	Value

Health Care — 7.7%
Anthem	19,901	$2,685,839
Chemed	26,254	2,655,330
Cigna	12,488	1,334,093
Eli Lilly	36,129	2,601,288
Express Scripts Holding*	28,671	2,314,036
Omnicare	32,368	2,426,953
Pfizer	64,048	2,001,500
		16,019,039
Industrials — 10.3%
3M	11,459	1,859,796
Flowserve	30,239	1,647,723
General Dynamics	9,488	1,263,896
Ingersoll-Rand	27,086	1,798,510
Joy Global	20,206	847,440
L-3 Communications Holdings, Cl 3	20,413	2,513,248
Northrop Grumman	20,524	3,221,242
Raytheon	26,193	2,620,610
Southwest Airlines	86,985	3,929,982
SPX	21,805	1,822,244
		21,524,691
Information Technology — 16.2%
Alliance Data Systems*	6,046	1,746,266
Apple	24,076	2,820,744
CA	61,650	1,867,995
Computer Sciences	34,286	2,080,474
CoreLogic*	60,828	2,019,490
Corning	98,976	2,352,659
Flextronics International*	225,367	2,506,081
Juniper Networks	90,731	2,062,316
Lexmark International, Cl A	56,718	2,263,615
NetApp	56,107	2,120,845
NVIDIA	113,750	2,184,569
SanDisk	26,201	1,988,918
Texas Instruments	46,169	2,467,733
Western Digital	28,179	2,739,844
Xerox	193,165	2,543,983
		33,765,532
Materials — 6.1%
Albemarle	14,213	685,920
Avery Dennison	45,647	2,385,969
Clearwater Paper*	35,585	2,634,002
E.I. du Pont de Nemours	31,373	2,234,071
International Paper	42,872	2,257,639
PPG Industries	11,234	2,503,834
		12,701,435
Telecommunication Services — 6.7%
AT&T	57,158	1,881,641
CenturyLink	67,425	2,506,187
Frontier Communications	445,675	2,992,708
Orange ADR	138,941	2,442,583
Spok Holdings	125,492	2,148,423
TELUS	59,740	2,049,082
		14,020,624
Utilities — 1.4%
Ameren	47,402	2,146,363
Atlantic Power	311,362	825,109
		2,971,472

Total Common Stock
(Cost $188,638,187)		210,600,244

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF● January 31, 2015
(unaudited)

Description	Value

Total Investments - 100.9%
(Cost $188,638,187) †	$210,600,244
Other Assets and Liabilities - (0.9)%	(1,849,875)
Net Assets - 100.0%	$208,750,369

Percentages are based on Net Assets.

†	At January 31, 2015, the tax basis cost of the Fund's investments was $188,638,187, and the unrealized appreciation and depreciation were $29,484,414 and $(7,522,357), respectively.
*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At January 31, 2015, this security amounted to $1,635,157 or 0.8% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2015, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-001-0400

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/ Eric Richardson
Eric Richardson, President

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric Richardson
Eric Richardson, President

Date: March 31, 2015

By:	/s/ Peter Rodriguez
Peter Rodriguez, Principal Financial Officer

Date: March 31, 2015